Parent Only Financial Information	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
Parent only financial information
24.	Parent only financial information

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiary exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiary shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiary (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiary in the form of loans, advances or cash dividends without the consent of a third party.

The following condensed financial information of Fangdd Network Group Ltd. has been prepared using the same accounting policies as set out in the accompanying Consolidated Financial Statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries” and the respective profit or loss as “Equity income of subsidiaries and the VIE and VIE’s subsidiaries” on the condensed statements of income.

As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares, or guarantees of Fangdd Network Group Ltd., except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

The following disclosures present the financial positions of Fangdd Network Group Ltd. as of December 31, 2023 and 2024, the operation results for the years ended December 31, 2022, 2023 and 2024, and the statements of cash flows for the years ended December 31, 2022, 2023 and 2024.

(a)	Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	61,230	29,762
Short-term investments	—	107,878
Total current asset	61,230	137,640
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,592,432	1,714,269
Total non-current asset	1,592,432	1,714,269
Total assets	1,653,662	1,851,909
Liabilities
Current liability
Accrued expenses and other current liabilities	27,867	35,478
Total current liability	27,867	35,478
Total liabilities	27,867	35,478
Shareholders’ equity
Class A ordinary shares	17	136
Additional paid-in capital	5,243,416	5,388,038
Accumulated other comprehensive loss	(398,160)	(383,235)
Accumulated deficit	(3,219,478)	(3,188,508)
Total shareholders’ equity	1,625,795	1,816,431
Total liabilities and shareholders’ equity	1,653,662	1,851,909
(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	(167,076)	(10,923)	(30,169)
Total operating expenses	(167,076)	(10,923)	(30,169)
Loss from operations	(167,076)	(10,923)	(30,169)
Equity (loss)/income of subsidiaries and the VIE and VIE’s subsidiaries	(244,039)	(80,934)	58,903
Other income:
Interest income/(expense), net	957	(983)	2,185
Other income, net	9,247	1,730	51
(Loss)/income before income tax	(400,911)	(91,110)	30,970
Income tax expense	—	—	—
Net (loss)/income	(400,911)	(91,110)	30,970
Accretion of Redeemable Convertible Preferred Shares	—	—	—
Deemed dividend to preferred shareholder	—	—	—
Net (loss)/income attributable to ordinary shareholders	(400,911)	(91,110)	30,970

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(5,064)	(6,797)	(20,302)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	(142,060)	(62,934)
Investment in short-term investments	(168,198)	—	(107,878)
Proceeds from redemption of short-term investments	18,826	—	—
Net cash used in investing activities	(149,372)	(142,060)	(170,812)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	3,136	46,632	88,560
Proceeds from issuance of issuance of convertible bonds, net of issuance costs	—	145,064	—
Proceeds from regular warrants exercised	—	—	25,313
Proceeds from issuance and exercise of pre-funded warrants	—	—	30,848
Net cash provided by financing activities	3,136	191,696	144,721
Effect of exchange rate changes on cash and cash equivalents	11,036	(4,319)	14,925
Net (decrease)/increase in cash and cash equivalents	(140,264)	38,520	(31,468)
Cash and cash equivalents at the beginning of the year	162,974	22,710	61,230
Cash and cash equivalents at the end of the year	22,710	61,230	29,762